STATUTORY RESERVE AND RESTRICTED NET ASSETS (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
STATUTORY RESERVE AND RESTRICTED NET ASSETS
Percentage of after-tax profits required to be allocated to general reserve	10.00%
General reserve as a percentage of registered capital up to which after-tax profit of PRC subsidiaries and VIEs shall be transferred	50.00%
Aggregate amount of net assets of the relevant subsidiaries and VIE entities in the Company not available for distribution	$ 266,542	$ 257,107
Appropriation of reserves of PRC subsidiaries	$ 0	$ 0	$ 0